Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenues

Revenues are disaggregated as follows:

	March 31,	March 31,
	2019	2018

Recreational revenue
Business to business	$117,388	$-
Business to consumer	23,144	-
Medical revenue
Canadian	68,759	70,617
International	10,091	3,732
Other revenue	34,049	3,599

Gross revenue	253,431	77,948
Excise taxes	27,090	-

Net revenue	$226,341	$77,948